Reportable Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Segment Reporting Information [Line Items]
Net sales		$ 7,392.3	$ 7,811.2	$ 5,692.7
Amortization		(207.3)	(208.4)	(109.7)
Impairment charges		(133.2)	0.0	(1.2)
Interest expense – net		(163.1)	(171.1)	(79.9)
Other debt costs		0.0	0.0	(173.3)
Unallocated derivative (losses) gains		(27.2)	12.0	(24.5)
Cost of products sold – special project costs (A)	[1]	(5.7)	(12.2)	(6.2)
Other special project costs (A)	[1],[2]	(76.9)	(135.9)	(56.6)
Corporate administrative expenses		(324.9)	(373.2)	(274.2)
Other income – net		10.0	3.7	4.2
Income Before Income Taxes		878.4	977.9	523.0
Assets		15,639.7	15,984.1	16,806.3
Depreciation, amortization, and impairment charges		552.2	430.1	268.4
Additions to property, plant, and equipment		192.4	201.4	247.7
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales		7,392.3	7,811.2	5,692.7
Segment profit		1,806.7	1,863.0	1,244.4
Operating Segments [Member] | U.S. Retail Coffee [Member]
Segment Reporting Information [Line Items]
Net sales		2,108.6	2,239.2	2,076.1
Segment profit		682.4	722.6	623.2
Assets		4,909.9	5,002.0	4,852.4
Depreciation, amortization, and impairment charges		95.7	104.0	102.7
Additions to property, plant, and equipment		40.9	51.4	56.7
Operating Segments [Member] | U.S. Retail Consumer Foods [Member]
Segment Reporting Information [Line Items]
Net sales		2,085.4	2,269.7	2,330.8
Segment profit		458.2	467.5	466.0
Assets		3,157.2	3,288.5	3,063.1
Depreciation, amortization, and impairment charges		73.2	60.7	59.4
Additions to property, plant, and equipment		49.7	90.3	117.7
Operating Segments [Member] | U.S. Retail Pet Foods [Member]
Segment Reporting Information [Line Items]
Net sales		2,135.9	2,250.4	239.1
Segment profit		481.0	493.9	(6.4)
Assets		6,232.9	6,321.6	7,556.4
Depreciation, amortization, and impairment charges		280.8	164.9	14.3
Additions to property, plant, and equipment		70.5	11.9	19.4
Operating Segments [Member] | International and Foodservice [Member]
Segment Reporting Information [Line Items]
Net sales		1,062.4	1,051.9	1,046.7
Segment profit		185.1	179.0	161.6
Assets		1,053.4	1,168.6	1,105.1
Depreciation, amortization, and impairment charges		61.9	66.2	60.7
Additions to property, plant, and equipment		31.3	47.8	53.9
Unallocated [Member]
Segment Reporting Information [Line Items]
Assets	[3]	286.3	203.4	229.3
Depreciation, amortization, and impairment charges	[4]	$ 40.6	$ 34.3	$ 31.3

[1]	Special project costs include merger and integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.
[2]	Other special project costs includes merger and integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.
[3]	Primarily represents unallocated cash and cash equivalents and corporate-held investments.
[4]	Primarily represents unallocated corporate administrative expense, mainly depreciation and software amortization.